Investments in Film (Tables)	6 Months Ended
Dec. 31, 2025
Investments in Film [Abstract]
Schedule of Investments in Film
	As of December 31, 2025	As of June 30, 2025
Investments in film- current	$535,857	$1,077,457
Investments in film- current	$535,857	$1,077,457